Other Credit Extensions	12 Months Ended
Dec. 31, 2014
Other Credit Extensions
Other Credit Extensions

11. Other Credit Extensions

        As of December 31, 2014 and 2013, the Company maintained two credit facilities with commercial banks which provide federal funds credit extensions with an availability to borrow up to an aggregate amount of approximately $14,600. There were no borrowings against these lines as of December 31, 2014 or 2013.

        As of December 31, 2014 and 2013, the Company maintained a secured line of credit with the Federal Reserve Bank with an availability to borrow approximately $164,026 and $127,088, respectively. Approximately $201,210 and $155,895 of commercial loans were pledged as collateral at December 31, 2014 and 2013, respectively. There were no borrowings against this line as of December 31, 2014 or 2013.